Detail of Certain Balance Sheet Accounts (Tables)	12 Months Ended
Oct. 03, 2020
Balance Sheet Related Disclosures [Abstract]
Current Receivables

Current receivables	October 3, 2020	September 28, 2019

Accounts receivable	$11,299	$12,930
Other	1,835	2,894
Allowance for doubtful accounts	(426)	(343)
	$12,708	$15,481

Parks, Resorts and Other Property, at Cost

Parks, resorts and other property
Attractions, buildings and improvements	$31,279	$29,509
Furniture, fixtures and equipment	22,976	21,265
Land improvements	6,828	6,649
Leasehold improvements	1,028	1,166
	62,111	58,589
Accumulated depreciation	(35,517)	(32,415)
Projects in progress	4,449	4,264
Land	1,035	1,165
	$32,078	$31,603

Intangible Assets

Intangible assets
Character/franchise intangibles, copyrights and trademarks	$10,572	$10,577
MVPD agreements	8,098	9,900
Other amortizable intangible assets	4,309	4,291
Accumulated amortization	(5,598)	(3,393)
Net amortizable intangible assets	17,381	21,375
Indefinite lived intangible assets	1,792	1,840
	$19,173	$23,215

Accounts Payable and Other Accrued Liabilities

Accounts payable and other accrued liabilities
Accounts payable	$12,663	$13,778
Payroll and employee benefits	2,925	3,010
Other	1,213	974
	$16,801	$17,762

Other Long-term Liabilities

Other long-term liabilities
Pension and postretirement medical plan liabilities	$6,451	$4,783
Other	10,753	8,977
	$17,204	$13,760